Offerings - Offering: 1	Sep. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 313,497,833.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,996.52
Offering Note
*
Estimated solely for purposes of calculating the amount of the filing fee only. The transaction valuation was calculated by adding (i) the product of (A) 53,761,939 shares of common stock, par value $0.0001 per share (the “
Company Shares
”) of scPharmaceuticals Inc., a Delaware corporation (the “
Company
”), issued and outstanding, and (B) $5.52, which is the average of the high and low prices reported by The Nasdaq Global Select Market on September 3, 2025; (ii) the product of (A) 4,039,584 Company Shares subject to issuance pursuant to in-the-money
stock options granted and outstanding and (B) $1.59, which is the difference between $5.52 and $3.93, the weighted average exercise price of such options; (iii) the product of (A) 1,355,716 Company Shares subject to restricted stock units granted pursuant to the Company equity plans and (B) $5.52; and (iv) the product of (A) 1,016,345 Company Shares underlying warrants and (B) $2.78, which is the difference between $5.52 and $2.74, the weighted average exercise price of such Company Shares underlying such warrants. The foregoing share figures have been provided by the Company and are as of September 2, 2025, the most recent practicable date.

**
The amount of the filing fee was calculated in accordance with Rule
0-11
of the Securities Exchange Act of 1934, as amended, and the Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025 beginning on October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.